Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 12 - RELATED PARTY TRANSACTIONS

Related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
Zhentao Jiang	Director and principal shareholder
Wenjie Tang	Chief Executive Officer ("CEO"), Director, and shareholder
Bin Cao	Chairman of the Board
Yufeng Mi	Chief Technical Officer ("CTO") and shareholder
Bin Liu	Former Chief Risk Officer ("CRO")
Guofu Zhang	Chief Financial Officer ("CFO")
Chengchun Zhang	Chief Operational Officer ("COO") and principal shareholder
Haiyan Huang	Legal representative of Lianyunagan AnYiWang
Zhenhua Li	Legal representative of Hubei AnYiWang
IIG Ltd.	Company under common control of Zhentao Jiang
Firebull Holdings Limited	Company under common control of Wenjie Tang and Bin Cao
Nanjing Yunxinhe Software Technology Co., Ltd.	Company formerly controlled by Zhentao Jiang and still significantly influenced by Zhentao Jiang
Beijing Maiteke Technology Co., Ltd.	Company where Wenjie Tang assumed a key management position
Northnew Management Limited	Company under common control of Zhentao Jiang

i) Revenues from related party and accounts receivable from related party

The Company provides technical support service to IIG Ltd. For the years ended December 31, 2019, 2018 and 2017, the Company generated related party revenues from IIG Ltd. in the amount of $0, $1,240,708 and $2,170,838, respectively. The related party accounts receivable with IIG Ltd. amounted to $0, $0, and $172,237 as of December 31, 2019, 2018 and 2017, respectively.

(ii) Acquisition and Dissolution of AGM Global Asset Management Ltd.

On May 25, 2018, the Company purchased AGM Global Asset Management Ltd from a third-party entity which was owned by two related parties, Mr. Wenjie Tang and Mr. Yufeng Mi.

On August 15, 2019, AGM Global Asset Management Ltd was dissolved and the Company recognized a loss in the amount of $16,537 for the year ended.

(iii) Due to related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2019 and 2018, due to related parties consisted the following:

	December 31, 2019	December 31, 2018
Zhentao Jiang	$607,349	$1,307,264
Wenjie Tang	-	11,318
Guofu Zhang	117,155	29,399
Others	381	-
Total	$724,885	$1,347,981

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business and expenses paid by related parties on behalf of the Company. These amounts are interest free, unsecured and repayable on demand.

For the year ended December 31, 2019, Zhentao Jiang, Guofu Zhang, Wenjie Tang and their related companies paid operating expenses on behalf of the Company of $61,864. For the year ended December 31, 2018, Zhentao Jiang, Wenjie Tang, Guofu Zhang, and Bin Liu paid operating expenses on behalf of the Company of $419,645.

From time to time, the Company borrowed $109,679, $8,581,150, and $4,032,044 from related parties in the years ended December 31, 2019, 2018 and 2017, respectively, and repaid $636,008, $6,837,611, and $6,826,231 in the years ended December 31, 2019, 2018 and 2017, respectively.